Debt (Tables)	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
The outstanding principal balance on each loan facility at the balance sheet date is as follows:

As at
Sept 30, 2015
Facility I (“First ABN AMRO Facility”)	5,000,000
Facility II (“Second ABN AMRO Facility”)	51,090,000
Facility III (“DVB Facility”)	82,121,000
Facility IV (“Joint Bank Facility”)	173,880,318
Facility V (“NIBC Bank Facility”)	12,080,000
Facility VI (“CACIB Bank Facility”)	37,375,000
Total debt	361,546,318
Current portion of long-term debt	(32,251,764)
Non-current portion of long-term debt	329,294,554

Schedule of minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Sept 30, 2015
2015	6,844,190
2016	35,126,761
2017	48,626,761
2018	58,806,761
2019	34,206,761
2020	20,276,761
2021	146,933,323
2022	10,725,000
361,546,318